Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net sales	$ 556,146	$ 361,297	$ 289,323
Taiwan
Net sales	75,926	71,387	57,244
United States
Net sales	59,390	39,558	26,265
Japan
Net sales	17,070	19,636	11,180
Korea
Net sales	183,249	150,118	150,557
China
Net sales	151,112	69,623	35,008
Others
Net sales	$ 69,399	$ 10,975	$ 9,069